Retirement and Post-Employment Retirement Plans	12 Months Ended
Dec. 31, 2018
Retirement and Post-Employment Retirement Plans
Retirement and Post-Employment Retirement Plans

16. Retirement and Post‑Employment Retirement Plans

For employees meeting certain eligibility requirements, the Company provides a defined contribution retirement plan under IRC Section 401(k). Under a safe‑harbor plan, the Company contributes 3% of each participant’s gross wages regardless of the employee’s contribution. For the years ended December 31, 2018, 2017, and 2016 the Company’s contributions to the plan were $0.2 million, $0.2 million, and $0.1 million, respectively.